Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) (Parenthetical) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	¥ 4,014	¥ 4,954	¥ 11,840	¥ 7,902
Allowance for Credit Losses	66,975		66,975		¥ 69,459
Provision for Credit Losses	1,426	2,361	1,674	2,106
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	2,261	1,589	2,309	1,811
Purchased loans | Financial asset acquired with credit deterioration
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	¥ 2,067	¥ 1,537	¥ 2,095	¥ 1,752